Fair Value Measurements - Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015		Dec. 31, 2014		Jun. 30, 2014		Dec. 31, 2013
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration	$ (6,140)
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Forward currency exchange contracts	(69)		$ (213)		$ (93)
Non-qualified savings plan assets	1,077	[1]	755	[2]	734	[1]	$ 559	[2]
Contingent consideration	(6,140)
Total	(5,132)		542		641		559
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-qualified savings plan assets	1,077	[1]	755	[2]	734	[1]	559	[2]
Total	1,077		755		734		$ 559
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Forward currency exchange contracts	(69)		(213)		(93)
Total	(69)		$ (213)		$ (93)
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration	(6,140)
Total	$ (6,140)

[1]	The non-qualified savings plan assets are included in "Other receivables and prepaid expenses" in the Company's consolidated balance sheets and have an offsetting liability of equal amount, which is included in "Accounts payable and accrued expenses" in the Company's consolidated balance sheets.
[2]	The non-qualified savings plan assets have an offsetting liability of equal amount, which is included in "Accounts payable and accrued expenses" in the Company's consolidated balance sheets.